General and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits:
Salaries	₩ 2,736,604	₩ 2,668,224	₩ 2,515,492
Defined contribution	23,745	21,040	22,007
Defined benefit	133,749	173,080	181,703
Termination benefits	115,275	285,158	106,833
Subtotal	3,009,373	3,147,502	2,826,035
Rent	357,981	336,124	340,504
Entertainment	30,442	29,039	31,409
Depreciation	171,771	173,541	177,405
Amortization	73,575	66,860	74,222
Taxes and dues	176,133	165,689	164,177
Advertising	287,688	271,819	292,552
Research	13,928	14,093	14,070
Others	620,684	606,531	588,201
General and administrative expenses	₩ 4,741,575	₩ 4,811,198	₩ 4,508,575